Provisions for employees benefits (Details) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Post-employment benefits
Current	$ 1,829,819	$ 1,974,496
Non-current	6,502,475	3,901,082
Provisions for employee benefits	8,332,294	5,875,578
Healthcare [Member]
Post-employment benefits
Provisions for employee benefits	5,367,005	4,475,540
Pension [Member]
Post-employment benefits
Provisions for employee benefits	1,327,859	76,695
Education [Member]
Post-employment benefits
Provisions for employee benefits	502,260	333,379
Bonds [Member]
Post-employment benefits
Provisions for employee benefits	348,442	263,563
Other plans [Member]
Post-employment benefits
Provisions for employee benefits	77,636	67,945
Termination benefits - Voluntary retirement plan [Member]
Post-employment benefits
Provisions for employee benefits	155,286	161,796
Post employment and termination benefits [Member]
Post-employment benefits
Provisions for employee benefits	7,778,488	5,378,918
Other Employment Benefts [Member]
Post-employment benefits
Provisions for employee benefits	67,867	73,300
Social benefits and salaries [Member]
Post-employment benefits
Provisions for employee benefits	$ 485,939	$ 423,360